Equity – Share-Based Compensation and Share-Based Payment Reserve (Details)			12 Months Ended
	Apr. 13, 2022 AUD ($) $ / shares shares	Jul. 15, 2021 AUD ($) $ / shares shares	Dec. 31, 2022 AUD ($) $ / shares shares		Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 AUD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 AUD ($) $ / shares shares		Dec. 29, 2020 AUD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Apr. 13, 2022 USD ($) shares	Dec. 31, 2021 $ / shares
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) [Line Items]
Percentage of common stock issued and outstanding			5.00%		5.00%
Shares issued (in Shares) | shares	7,503,678	64,000,000							12,650,000				7,503,678
Weighted average assumptions exercise price (in Dollars per share)												$ 5.01
Weighted average contractual life	5 years
Number of share option (in Shares) | shares			3,350,000		3,350,000				3,400,000
Amount of fair value (in Dollars) | $									$ 424,413
Option forfieted (in Shares) | shares						5,770,000		5,770,000	5,464,475
Fair value of options forfieted						$ 236,959		$ 160,977	$ 870,246
Weighted average share price (in Dollars per share)			$ 0.05	[1]		$ 0.08	[2]		$ 0.08	[3]
Share-based payment reserve options (in Shares) | shares						921,116		921,116
Share-based payment reserve			$ 311,840			$ 44,359						$ 211,848
Options are fully descriptions	1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.
Share-based compensation expense			$ 309,256		$ 210,092	$ 223,171			$ 173,134
Weighted average remaining contractual life			3 years 3 months		3 years 3 months	3 years 6 months 21 days		3 years 6 months 21 days
Reserve of share-based payments [member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) [Line Items]
Option forfieted (in Shares) | shares						4,295,425		4,295,425
Fair value of options forfieted | $						$ 206,504
Black-Scholes option pricing model one [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) [Line Items]
Weighted average share price (in Dollars per share)	$ 0.044
Weighted average assumptions exercise price (in Dollars per share)	$ 0.08
Weighted average contractual life	5 years
Weighted average Volatility	80.40%
Weighted average dividend yield	0.00%
Weighted average risk free rate	0.025%
Fair value option (in Shares) | shares	400,000
Share-based payment reserve	$ 9,520												$ 6,467
Black-Scholes option pricing model two [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) [Line Items]
Weighted average share price (in Dollars per share)	$ 0.044
Weighted average assumptions exercise price (in Dollars per share)	$ 0.07
Weighted average contractual life	5 years
Weighted average Volatility	80.40%
Weighted average dividend yield	0.00%
Weighted average risk free rate	0.025%
Fair value option (in Shares) | shares	573,678
Share-based payment reserve	$ 14,313												9,724
Black-Scholes option pricing model three [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) [Line Items]
Weighted average share price (in Dollars per share)	$ 0.044
Weighted average assumptions exercise price (in Dollars per share)	$ 0.05
Weighted average Volatility	80.40%
Weighted average dividend yield	0.00%
Weighted average risk free rate	0.025%
Fair value option (in Shares) | shares	6,530,000
Share-based payment reserve	$ 181,273												$ 123,147
Vested over three years [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) [Line Items]
Percentage of common stock issued and outstanding											33.00%
Shares issued (in Shares) | shares											6,450,000
Total fair value of options (in Dollars) | $											$ 290,103
Weighted average share price (in Dollars per share)											$ 0.08
Weighted average assumptions exercise price (in Dollars per share)											$ 0.08
Weighted average contractual life											3 years 6 months
Weighted average Volatility											77.81%
Weighted average dividend yield											0.00%
Weighted average risk free rate											0.10%
Vested over four years [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) [Line Items]
Percentage of common stock issued and outstanding											25.00%
Shares issued (in Shares) | shares											6,200,000
Total fair value of options (in Dollars) | $											$ 287,623
Weighted average share price (in Dollars per share)											$ 0.08
Weighted average assumptions exercise price (in Dollars per share)											$ 0.08
Weighted average contractual life											3 years 9 months
Weighted average Volatility											77.81%
Weighted average dividend yield											0.00%
Weighted average risk free rate											0.22%
Directors [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) [Line Items]
Shares issued (in Shares) | shares		11,500,000
Total fair value of options (in Dollars) | $		$ 337,870
Weighted average assumptions exercise price (in Dollars per share)		$ 0.08
Weighted average contractual life		5 years
Weighted average Volatility		73.13%
Weighted average dividend yield		0.00%
Weighted average risk free rate		0.04%
Percentage of options vested		33.00%
Weighted average share price (in Dollars per share)		$ 0.057

[1]	During the year ended December 31, 2021, 5,770,000 options were forfeited with a total fair value of AUD$236,959 ($160,977) and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[2]	During the year ended December 31, 2021, 921,116 options with a fair value of AUD$44,359 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[3]	During the year ended December 31,2020, the Company issued a total of 12,650,000 options, as follows: a. On December 29, 2020, the Company issued 6,450,000 options to employees, which vest over three years (33% each year) The total fair value of the options was AUD$290,103. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.08; exercise price - AUD$0.08; expected life - 3.5 year; annualized volatility 77.81%; dividend yield - 0%; risk free rate - 0.1%. b. On December 29, 2020, the Company issued 6,200,000 options to employees, which vest over four years (25% each year) The total fair value of the options was AUD$287,623. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.08; exercise price - AUD$0.08; expected life – 3.75 years; annualized volatility 77.81%; dividend yield - 0%; risk free rate - 0.22%.